Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory [Abstract]
Schedule of Inventory	Inventory net of reserves was comprised of the following at September 30, 2023 and December 31, 2022:
	September 30, 2023	December 31, 2022
Packaging	-	34,635
Finished goods	112,398	370,335
	$112,398	$404,970
Inventory was comprised of the following at December 31, 2022 and December 31, 2021:
	December 31, 2022	December 31, 2021
Raw Materials	$-	$-
Packaging	34,632	2,907
Finished goods	$370,335	103,496
	$404,970	$106,403